Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common share cash dividends declared (in dollars per share)	$ 1.76	$ 1.76
Common share cash dividends paid (in dollars per share)	1.76	1.76
Retained earnings (Accumulated deficit)
Common share cash dividends declared (in dollars per share)	1.76	1.76
Common share cash dividends paid (in dollars per share)	$ 1.76	$ 1.76